OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS [Abstract]
OTHER ASSETS

4. OTHER ASSETS:

Other assets consist of the following:

December 31,	2011	2010

Intangible assets, net	$213,600	$211,181
Security deposits	56,394	56,394
Total	$269,994	$267,575

Intangible assets consist of the following:

December 31,	2011		2010
	Gross	Accumulated	Gross	Accumulated
	Amount	Amortization	Amount	Amortization

Patents	$296,002	$82,402	$278,183	$67,002

Amortization expense amounted to $15,399 and $13,426 for the years ended December 31, 2011 and 2010, respectively. Amortization expense from inception to December 31, 2011 amounted to $82,401.

Amortization expense is anticipated to be approximately $15,000 for the next five years ended December 31, 2016.